Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease	12 Months Ended
Dec. 31, 2018
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease
Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease

6. Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease

        The movements in tangible fixed assets, vessels under construction and vessel held under finance lease are reported in the following table:

	Vessels	Office property and other tangible assets	Total tangible fixed assets	Vessels under construction	Vessel held under finance lease
Cost
As of January 1, 2017	4,212,849	14,501	4,227,350	96,356	228,523
Additions	7,517	5,514	13,031	70,299	—
Fully amortized fixed assets	(2,500)	(791)	(3,291)	—	—

As of December 31, 2017	4,217,866	19,224	4,237,090	166,655	228,523

Additions	49,036	4,678	53,714	637,046	143
Transfer from vessels under construction	642,776	—	642,776	(642,776)	—
Transfer under "Other non-current assets"	—	—	—	(1,650)	—
Fully amortized fixed assets	(10,000)	(192)	(10,192)	—	—

As of December 31, 2018	4,899,678	23,710	4,923,388	159,275	228,666

Accumulated depreciation
As of January 1, 2017	334,960	3,343	338,303	—	6,519
Depreciation	128,355	1,157	129,512	—	7,675
Fully amortized fixed assets	(2,500)	(791)	(3,291)	—	—

As of December 31, 2017	460,815	3,709	464,524	—	14,194

Depreciation	144,611	863	145,474	—	7,719
Fully amortized fixed assets	(10,000)	(192)	(10,192)	—	—

As of December 31, 2018	595,426	4,380	599,806	—	21,913

Net book value
As of December 31, 2017	3,757,051	15,515	3,772,566	166,655	214,329

As of December 31, 2018	4,304,252	19,330	4,323,582	159,275	206,753

        Vessels with an aggregate carrying amount of $4,304,252 as of December 31, 2018 (December 31, 2017: $3,757,051) have been pledged as collateral under the terms of the Group's loan agreements (Note 13).

        On February 24, 2016, GAS-twenty six Ltd. completed the sale and leaseback of the Methane Julia Louise with a subsidiary of Mitsui. Refer to Note 7.

        In May 2014, GAS-twenty two Ltd. entered into a shipbuilding contract with Samsung Heavy Industries Co., Ltd. ("Samsung") for the construction of an LNG carrier (174,000 cubic meters ("cbm")). The vessel (the GasLog Genoa) was delivered on March 29, 2018.

        In June 2014, GAS-twenty four Ltd. and GAS-twenty five Ltd. entered into shipbuilding contracts with Hyundai Heavy Industries Co., Ltd. for the construction of two LNG carriers (174,000 cbm each). The first vessel, the GasLog Houston, was delivered on January 8, 2018, while the second vessel, the GasLog Hong Kong, was delivered on March 20, 2018.

Vessels under construction

        In May 2014, GAS-twenty three Ltd. entered into a shipbuilding contract with Samsung for the construction of an LNG carrier (174,000 cbm). The vessel is expected to be delivered in the first quarter of 2019.

        In September 2016, GAS-twenty nine Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel is expected to be delivered in the third quarter of 2019.

        On March 21, 2017, GasLog entered into a Heads of Agreement ("HOA") with Samsung for the engineering in relation to the potential FSRU conversion of an existing vessel of the Group. As of December 31, 2018, $3,400 of the cost was paid, in accordance with the payment terms.

        On July 10, 2017, GasLog entered into an agreement with Keppel Shipyard Limited ("Keppel") for the detailed engineering in relation to an FSRU conversion of one vessel. As of December 31, 2018, $6,539 of the cost was paid, in accordance with the payment terms.

        In January 2018, GAS-twenty eight Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel is expected to be delivered in the second quarter of 2020.

        In March 2018, GAS-thirty one Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel is expected to be delivered in the second quarter of 2020.

        In May 2018, GAS-thirty Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel is expected to be delivered in the third quarter of 2020.

        In August 2018, GAS-thirty two Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (174,000 cbm). The vessel is expected to be delivered in the fourth quarter of 2020.

        In August 2018, GAS-thirty three Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (174,000 cbm). The vessel is expected to be delivered in the fourth quarter of 2020.

        In December 2018, GAS-thirty four Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel is expected to be delivered in the second quarter of 2021.

        In December 2018, GAS-thirty five Ltd. entered into a shipbuilding contract with Samsung for the construction of one LNG carrier (180,000 cbm). The vessel is expected to be delivered in the third quarter of 2021.

        Vessels under construction represent scheduled advance payments to the shipyards as well as certain capitalized expenditures. As of December 31, 2018, the Group has paid to the shipyard $152,075 for the vessels that are under construction and expects to pay the remaining installments as they come due upon each vessel's keel laying, launching and delivery (Note 23(b)).

        The vessels under construction costs as of December 31, 2017 and 2018 are comprised of:

	As of December 31,
	2017	2018
Progress shipyard installments	153,116	152,075
Onsite supervision costs	10,570	5,766
Critical spare parts, equipment and other vessel delivery expenses	2,969	1,434

Total	166,655	159,275